Note 10 - Fair Value Measurement (Tables) (Available-for-sale Securities [Member])	12 Months Ended
Dec. 31, 2014
Available-for-sale Securities [Member]
Note 10 - Fair Value Measurement (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31,
	2013	2014
Beginning balance	$-	$-
Purchases	81,664,295	90,205,903
Redemption	(81,824,078)	(90,323,594)
Realized gain	127,835	106,392
Exchange difference	31,948	11,299
Ending balance	$-	$-